DLJ WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL MONEY FUND

                                        PRINCIPAL
MUNICIPAL                                AMOUNT         VALUE
OBLIGATIONS -- 95.1%                   -----------   -----------
ALABAMA -- 4.5%
  Montgomery, AL CP
    (LOC: General Electric Co.)
    3.550%, 11/02/99.................  $ 2,000,000   $ 2,000,000
                                                     -----------
ALASKA -- 4.5%
  City of Valdez, AK Marine Air
    Terminal CP (LOC: NationsBank)
    3.450%, 11/05/99.................    1,000,000     1,000,000

  City of Valdez, AK Marine Air
    Terminal (LOC: Exxon Corp.)
    VRDN 3.500%'D'...................    1,000,000     1,000,000
                                                     -----------
                                                       2,000,000
                                                     -----------
ARIZONA -- 2.3%
  Maricopa County, AZ PCR
    (Arizona Public Service Co.)
    VRDN 3.500%'D'...................    1,000,000     1,000,000
                                                     -----------
COLORADO -- 4.5%
  City & County of Denver, CO Airport
    System CP
    (LOC: Bayerische Landesbank)
    3.700%, 02/09/00.................    2,000,000     2,000,000
                                                     -----------
FLORIDA -- 4.5%
  Gulf Coast University, FL
    (LOC: First Union National Bank
    of Florida) VRDN 3.600%'D'.......    1,000,000     1,000,000

  Florida Local Government Assistance
    CP (LOC: First Union National
    Bank of Florida) 3.550%,
    02/08/00.........................    1,000,000     1,000,000
                                                     -----------
                                                       2,000,000
                                                     -----------
IDAHO -- 2.3%
  Idaho State TANS
    4.250%, 06/30/00.................    1,000,000     1,005,430
                                                     -----------
ILLINOIS -- 2.3%
  Southwestern, IL Development
    Authority SWDR
    (LOC: Shell Oil Co. Wood River
    Project) VRDN 3.600%'D''DD'......    1,000,000     1,000,000
                                                     -----------
INDIANA -- 0.2%
  Indianapolis, IN Local Public
    Improvement Ser. A
    7.400%, 01/01/20 (prerefunded
    07/01/00)(a).....................      100,000       104,495
                                                     -----------
KENTUCKY -- 5.2%
  Pendleton County, KY CP
    (LOC: Commonwealth Bank of
    Australia) 3.650%, 11/05/99......    2,300,000     2,300,000
                                                     -----------
LOUISIANA -- 7.0%
  Calcasieu Parish, LA Public Trust
    Authority SWDR (WPT Corp.
    Project) (LOC: Morgan Guaranty
    Trust Co.) VRDN 3.650%'D''DD'....  $   100,000   $   100,000

  Lake Charles Harbor & Terminal
    Distribution Port Revenue (LOC:
    Credit Local de France)
    VRDN 3.550%'D''D'................    1,000,000     1,000,000

  Louisiana State Offshore Terminal
    Authority (Deep Water Port
    Revenue) (LOC: LOOP, Inc.) VRDN
    3.500%'D'........................    1,000,000     1,000,000

  St. Charles Parish, LA PCR (Norco
    Project) (LOC: Shell Oil Co.)
    VRDN 3.600%'D''DD'...............    1,000,000     1,000,000
                                                     -----------
                                                       3,100,000
                                                     -----------
MARYLAND -- 3.6%
  Baltimore County, MD PCR CP
    (LOC: Baltimore Gas & Electric
    Co.) 3.500%, 11/05/99............    1,000,000     1,000,000

  Prince Georges County, MD SWMS
    7.000%, 06/30/08 (prerefunded
    06/30/00)(a).....................      570,000       593,474
                                                     -----------
                                                       1,593,474
                                                     -----------
MICHIGAN -- 7.0%
  Detroit, MI Water Supply System
    (LIQ: FGIC) VRDN 3.450%'D'.......      800,000       800,000

  Michigan State HDA (Pine Ridge)
    (LOC: Wachovia Bank)
    VRDN 3.500%'D'...................    1,300,000     1,300,000

  Michigan State HDA (Harbortown,
    Ltd.) (LOC: Bankers Trust Co.)
    VRDN 3.675%'D'...................    1,000,000     1,000,000
                                                     -----------
                                                       3,100,000
                                                     -----------
NEBRASKA -- 3.3%
  Nebraska Higher Education Loan
    Program Ser. C (LOC: SLMA) VRDN
    3.550%'D''DD'....................    1,500,000     1,500,000
                                                     -----------
NEVADA -- 5.0%
  Clark County, NV IDR (Nevada
    Cogeneration I Project 90)
    (LOC: Canadian Imperial Bank)
    VRDN 3.550%'D''DD'...............    1,000,000     1,000,000

  Washoe County, NV Water Facility
    Revenue (Sierra Pacific Power Co.
    Project) (LOC: Union Bank of
    Switzerland AG) VRDN
    3.600%'D''DD'....................    1,200,000     1,200,000
                                                     -----------
                                                       2,200,000
                                                     -----------
NORTH CAROLINA -- 2.9%
  Winston-Salem, NC CP
    (LOC: Wachovia Bank & Trust)
    3.650%, 02/10/00.................    1,300,000     1,300,000
                                                     -----------
OHIO -- 2.3%
  Ohio State Air Quality Development
    Authority (LOC: Societe Generale)
    VRDN 3.450%'D''DD'...............    1,000,000     1,000,000
                                                     -----------

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
(continued)
--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL MONEY FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
PENNSYLVANIA -- 4.0%
  Pennsylvania State Higher
    Educational Facilities Authority
    (LOC: MBIA) 7.25%, 05/01/10
    (prerefunded 05/01/00)(a)........  $   350,000   $   356,718

  Pennsylvania State Turnpike
    Commission Ser. K 7.625%,
    12/01/09 (prerefunded
    12/01/99)(a).....................    1,375,000     1,407,279
                                                     -----------
                                                       1,763,997
                                                     -----------
SOUTH CAROLINA -- 4.5%
  Berkeley County, SC IDR (LOC: Nucor
    Corp.) VRDN 3.550%'D''DD'........    1,000,000     1,000,000

  Berkeley County, SC IDR (LOC: Nucor
    Corp.) VRDN 3.550%'D''DD'........    1,000,000     1,000,000
                                                     -----------
                                                       2,000,000
                                                     -----------
TEXAS -- 16.9%
  Fort Worth City, TX CP (LOC:
    WestDeutsche Landesbank) 3.350%,
    11/09/99.........................    2,200,000     2,200,000

  Gulf Coast Waste Disposal Authority
    of Texas (Amoco Oil Company
    Project) (LOC: Amoco Corp.) VRDN
    3.600%'D''DD'....................      900,000       900,000

  Lower Neches Valley Authority
    (Mobil Oil Refining Corp.
    Project) (LOC: Mobil Oil Corp.)
    VRDN 3.600%'D''DD'...............    1,000,000     1,000,000

  Texas State TRANS Ser. A
    4.500%, 08/31/00.................    2,300,000     2,314,769

  Trinity River Authority, TX PCR
    (Texas Utilities Electric Company
    Project) (LOC: AMBAC) VRDN
    3.600%'D''DD'....................    1,100,000     1,100,000
                                                     -----------
                                                       7,514,769
                                                     -----------
UTAH -- 2.7%
  Carbon County, UT PCR (Pacificorp
    Project) (LOC: AMBAC) VRDN
    3.500%'D'........................  $ 1,200,000   $ 1,200,000
                                                     -----------
WISCONSIN -- 5.6%
  Carlton, WI PCR (LOC: Wisconsin
    Power & Light) VRDN
    3.550%'D''DD'....................    2,500,000     2,500,000
                                                     -----------
  TOTAL MUNICIPAL OBLIGATIONS
    (amortized cost $42,182,165).....                 42,182,165
                                                     -----------
REGISTERED INVESTMENT
COMPANIES -- 4.7%
(amortized cost $2,070,964)
                                         SHARES
                                       -----------
Federated Tax-Free Obligations
    Fund.............................    2,070,964     2,070,964
                                                     -----------
TOTAL INVESTMENTS -- 99.8%
  (amortized cost $44,253,129).......                 44,253,129
                                                     -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.2%.........                     93,759
                                                     -----------
NET ASSETS -- 100.0%.................                $44,346,888
                                                     -----------
                                                     -----------

'DD' Subject to Alternative Minimum Tax.

'D' Securities payable on demand. Rate shown is rate in effect at October 31, 1999. This rate is subject to change and is based on bank prime rates or an index of market interest rates.

(a) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and can be used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

ABBREVIATIONS USED IN THE PORTFOLIO

AMBAC  American Municipal Bond Assurance Corporation     PCR    Pollution Control Revenue Bond
CP     Commercial Paper                                  SLMA   Student Loan Marketing Association
FGIC   Financial Guaranty Insurance Corporation          SWDR   Solid Waste Disposal Revenue
HDA    Housing Development Authority                     SWMS   Solid Waste Management System
IDR    Industrial Development Revenue Bond               TANS   Tax Anticipation Notes
LIQ    Liquidity Agreement                               TRANS  Tax and Revenue Anticipation Notes
LOC    Letter of Credit                                  VRDN   Variable Rate Demand Note
MBIA   Municipal Bond Investors Assurance Insurance
       Corporation

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------
DLJ WINTHROP U.S. GOVERNMENT MONEY FUND

U.S. GOVERNMENT                 PRINCIPAL
AGENCIES -- 83.2%                 AMOUNT         VALUE
                               ------------   -----------
Federal Home Loan Bank
  5.709%, 11/18/99...........  $  1,000,000   $ 1,000,147
  5.835%, 12/16/99...........     1,000,000     1,000,546
  4.718%, 01/13/00...........     3,655,000     3,645,423
  8.600%, 01/25/00...........       315,000       316,822
  4.790%, 02/04/00...........     1,000,000       999,675
  4.950%, 02/17/00...........     1,800,000     1,795,443
  5.465%, 03/20/00...........     1,000,000       998,987
  5.845%, 03/22/00...........     3,000,000     3,000,000
  5.415%, 06/14/00...........     2,600,000     2,593,906
  5.480%, 06/21/00...........     1,000,000     1,000,104

Federal Home Loan Bank
  Discount Notes
  5.160%*, 03/08/00..........     1,000,000       997,884

Federal Home Loan
  Mortgage Corp.
  6.550%, 01/04/00...........       150,000       150,124
  5.550%, 07/14/00...........     1,000,000     1,000,014

Federal National Mortgage
  Association
  8.350%, 11/10/99...........       365,000       365,285
  5.600%, 01/12/00...........       250,000       249,783
  5.430%, 01/27/00...........       120,000       119,831
  5.180%, 03/10/00...........       643,000       642,799
  5.530%, 03/23/00...........     2,797,000     2,794,060
  5.040%, 04/06/00...........     1,000,000       998,019
  5.650%, 04/28/00...........     1,000,000       999,561
  6.410%, 05/22/00...........       100,000       100,381

Federal National Mortgage
  Association Discount Notes
  5.350%*, 11/15/99..........       805,000       803,324
  5.350%*, 11/18/99..........       245,000       244,381
  5.200%*, 06/09/00..........     1,000,000       968,078

Student Loan Marketing
  Association
  4.900%, 02/10/00...........  $  1,000,000   $   999,853
  FRN'D' 5.415%, 12/16/99....     5,000,000     5,000,000
  FRN'D' 5.575%, 01/20/00....     5,000,000     5,000,000
  FRN'D' 5.775%, 02/17/00....     5,000,000     5,000,000
  FRN'D' 5.796%, 04/20/00....     5,000,000     5,000,000

Student Loan Marketing
  Association Discount Note
  5.160%*, 11/01/99..........     2,000,000     2,000,000
                                              -----------
TOTAL U.S. GOVERNMENT AGENCIES
(amortized cost $49,784,430).                  49,784,430
                                              -----------
REPURCHASE AGREEMENTS --17.3%
Morgan Stanley Dean Witter
  5.300%, dated 10/29/99 due
  11/01/99 in the amount of
  $10,378,582 (fully
  collateralized by
  $11,996,000 Federal
  National Mortgage
  Association 6.500%,
  01/01/29, value
  $10,633,781)...............    10,374,000    10,374,000
                                              -----------
TOTAL INVESTMENTS -- 100.5%
(amortized cost $60,158,430).                  60,158,430
                                              -----------
LIABILITIES NET OF CASH AND
  OTHER ASSETS -- (0.5)%.....                    (281,236)
                                              -----------

NET ASSETS -- 100.0%.........                 $59,877,194
                                              -----------
                                              -----------

* Securities purchased on a discount basis. The rate shown represents the annualized yield to maturity at the time of purchase.

'D' Floating Rate Note. The interest rate shown is the rate in effect at October
    31, 1999.

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES October 31, 1999
--------------------------------------------------------------------------------

                                                               MUNICIPAL    U.S. GOVERNMENT
                                                              MONEY FUND      MONEY FUND
                                                              ----------      ----------
ASSETS:
  Investments in securities, at value (cost $44,253,129 and
     $60,158,430, respectively) (including repurchase
     agreements of $10,374,000 for the U.S. Government Money
     Fund)..................................................  $44,253,129     $60,158,430
  Cash......................................................           --             373
  Interest receivable.......................................      231,191         656,981
  Deferred organization costs (Note A)......................       32,745          32,745
                                                              -----------     -----------
  Total assets..............................................   44,517,065      60,848,529
                                                              -----------     -----------
LIABILITIES:
  Payable to investment advisor.............................       69,996          95,735
  Payable to distributor....................................       10,036          12,952
  Payable for capital stock redeemed........................           --         687,886
  Dividends payable.........................................       45,575         105,210
  Accrued expenses and other liabilities....................       44,570          69,552
                                                              -----------     -----------
  Total liabilities.........................................      170,177         971,335
                                                              -----------     -----------
NET ASSETS..................................................  $44,346,888     $59,877,194
                                                              -----------     -----------
                                                              -----------     -----------
NET ASSETS CONSIST OF:
  Capital paid-in...........................................  $44,346,817     $59,874,355
  Undistributed net investment income.......................           71           3,626
  Accumulated net realized loss on investments..............           --            (787)
                                                              -----------     -----------
                                                              $44,346,888     $59,877,194
                                                              -----------     -----------
                                                              -----------     -----------
  Shares outstanding........................................   44,346,817      59,876,702
                                                              -----------     -----------
                                                              -----------     -----------
  Net asset value and redemption value per share............        $1.00           $1.00
                                                                    -----           -----
                                                                    -----           -----

STATEMENT OF OPERATIONS for the year ended October 31, 1999
--------------------------------------------------------------------------------

                                                              MUNICIPAL    U.S. GOVERNMENT
                                                              MONEY FUND     MONEY FUND
                                                              ----------     ----------
INVESTMENT INCOME:
  Interest.................................................. $1,721,582      $2,980,656
                                                             ----------      ----------
EXPENSES:
  Investment advisory fees (Note B).........................    212,914         234,429
  Distribution fees (Note B)................................    133,071         146,518
  Registration fees.........................................     44,000          55,000
  Transfer agent fees.......................................     28,000          35,000
  Custodian fees............................................     42,000          48,000
  Auditing fees.............................................     20,000          23,000
  Printing fees.............................................     13,000          17,000
  Trustees' fees (Note B)...................................      8,000          11,000
  Legal fees................................................     20,000          23,000
  Miscellaneous.............................................     19,791          30,974
  Amortization of organization costs (Note A)...............     14,129          14,129
                                                             ----------      ----------
     Total expenses.........................................    554,905         638,050
     Less expenses reimbursed by investment advisor
      Note B)...............................................    (75,849)       (110,585)
                                                             ----------      ----------
     Net expenses...........................................    479,056         527,465
                                                             ----------      ----------
NET INVESTMENT INCOME.......................................  1,242,526       2,453,191
                                                             ----------      ----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.....................         71            (787)
                                                             ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS...................... $1,242,597      $2,452,404
                                                             ----------      ----------
                                                             ----------      ----------

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             MUNICIPAL MONEY FUND      U.S. GOVERNMENT MONEY FUND
                                                          --------------------------   ---------------------------
                                                           YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            10/31/99      10/31/98       10/31/99       10/31/98
                                                          ------------   -----------   ------------   ------------
OPERATIONS:
  Net investment income.................................  $  1,242,526   $ 1,652,952   $ 2,453,191    $ 1,998,168
  Net realized gain/(loss) on investments...............            71            --          (787)         1,289
                                                          ------------   -----------   -----------    -----------
Increase in net assets from operations..................     1,242,597     1,652,952     2,452,404      1,999,457
                                                          ------------   -----------   -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income.....................................    (1,242,526)   (1,652,952)   (2,453,191)    (1,998,168)
                                                          ------------   -----------   -----------    -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note C..............   (13,430,946)   19,096,408     3,181,019     21,521,599
                                                          ------------   -----------   -----------    -----------
Total increase/(decrease) in net assets.................   (13,430,875)   19,096,408     3,180,232     21,522,888
NET ASSETS:
  Beginning of period...................................    57,777,763    38,681,355    56,696,962     35,174,074
                                                          ------------   -----------   -----------    -----------
  End of period.........................................  $ 44,346,888   $57,777,763   $59,877,194    $56,696,962
                                                          ------------   -----------   -----------    -----------
                                                          ------------   -----------   -----------    -----------
Undistributed net investment income.....................  $         71            --   $     3,626             --
                                                          ------------   -----------   -----------    -----------
                                                          ------------   -----------   -----------    -----------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS October 31, 1999
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Winthrop Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the DLJ Winthrop Municipal Money Fund and the DLJ Winthrop U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the DLJ Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the DLJ Winthrop International Equity Fund, the DLJ Winthrop Developing Markets Fund and the DLJ Winthrop High Income Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Money Funds commenced operations on February 24, 1997.

The Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from federal income taxes by investing principally in a diversified portfolio of municipal securities. The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements. For Federal income tax purposes, the cost of securities owned at October 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

--------------------------------------------------------------------------------

  The U.S. Government Money Fund has an unused capital loss carryover of $787 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1999. If not applied, the carryover expires in fiscal 2007.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

  (6) DEFERRED ORGANIZATION COSTS: Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

  (7) RECLASSIFICATION OF COMPONENTS OF NET ASSETS: At October 31, 1999, the following reclassifications were recorded to reflect permanent book/tax differences: U.S. Government Money Fund reduced capital paid-in $2,347, reduced accumulated net realized gain on investments $1,279 and increased undistributed net investment income $3,626; and Municipal Money Fund reduced accumulated net realized gain on investments $71 and increased undistributed net investment income $71. These reclassifications had no effect on net assets or net asset value per share.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the year ended October 31, 1999, the Advisor reduced its management fees and reimbursed operating expenses by the amount that total fund operating expenses exceeded 0.90% of the average daily net assets of each Fund. The Advisor has agreed to a contractual expense limitation to continue this practice through October 31, 2000. After October 31, 2000, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the waiver, the management fees paid by the Municipal Money Fund and U.S. Government Money Fund were reduced by $75,849 and $110,585, respectively, during the year ended October 31, 1999.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value) authorized. Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                          MUNICIPAL MONEY FUND                 U.S. GOVERNMENT MONEY FUND
                                                  -------------------------------------   -------------------------------------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                  OCTOBER 31, 1999    OCTOBER 31, 1998    OCTOBER 31, 1999    OCTOBER 31, 1998
                                                  ----------------    ----------------    ----------------    ----------------
Shares sold....................................     $ 326,607,226       $ 334,233,077       $ 301,133,167       $ 211,453,991
Shares issued through reinvestment of
  dividends....................................         1,240,945           1,635,577           2,370,091           1,942,413
                                                    -------------       -------------       -------------       -------------
                                                      327,848,171         335,868,654         303,503,258         213,396,404
                                                    -------------       -------------       -------------       -------------
Shares redeemed................................      (341,279,117)       (316,772,246)       (300,322,239)       (191,874,805)
                                                    -------------       -------------       -------------       -------------
Net increase (decrease)........................     $ (13,430,946)      $  19,096,408       $   3,181,019       $  21,521,599
                                                    -------------       -------------       -------------       -------------
                                                    -------------       -------------       -------------       -------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                     MUNICIPAL MONEY FUND
                               ----------------------------------------------------------------
                                   YEAR ENDED          YEAR ENDED            PERIOD ENDED
                                OCTOBER 31, 1999    OCTOBER 31, 1998     OCTOBER 31, 1997'D'
                                ----------------    ----------------     -------------------
Net asset value, beginning of
  period.....................        $  1.00            $  1.00                $  1.00
Net investment income........          0.023              0.027                  0.020
Dividends from net investment
  income.....................         (0.023)            (0.027)                (0.020)
                                     -------            -------                -------
Net asset value, end of
  period.....................        $  1.00            $  1.00                $  1.00
                                     -------            -------                -------
                                     -------            -------                -------
Total return'D''D'...........           2.37%              2.72%                  2.90%(1)
Ratio of expenses to average
  net assets (2).............           0.90%              0.90%                  0.90%(1)
Ratio of net investment
  income to average net
  assets (2).................           2.33%              2.68%                  2.87%(1)
Net assets, end of period
  (000's omitted)............        $44,347            $57,778                $38,681

                                                  U.S. GOVERNMENT MONEY FUND
                               -----------------------------------------------------------------
                                   YEAR ENDED          YEAR ENDED             PERIOD ENDED
                                OCTOBER 31, 1999    OCTOBER 31, 1998      OCTOBER 31, 1997'D'
                                ----------------    ----------------      -------------------
Net asset value, beginning of
  period.....................        $  1.00             $  1.00                $  1.00
Net investment income........          0.042               0.047                  0.032
Dividends from net investment
  income.....................         (0.042)             (0.047)                (0.032)
                                     -------             -------                -------
Net asset value, end of
  period.....................        $  1.00             $  1.00                $  1.00
                                     -------             -------                -------
                                     -------             -------                -------
Total return'D''D'...........           4.26%               4.79%                  4.68%(1)
Ratio of expenses to average
  net assets (2).............           0.90%               0.90%                  0.90%(1)
Ratio of net investment
  income to average net
  assets (2).................           4.19%               4.68%                  4.65%(1)
Net assets, end of period
  (000's omitted)............        $59,877             $56,697                $35,174

 'D'   Commencement of operations was February 24, 1997.

'D''D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(1)    Annualized

(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets as follows: Municipal Money Fund, .14%, .15% and .40% (annualized) for the periods ended 10/31/99, 98 and 97, respectively; and U.S. Government Money Fund, .19%, .25% and .45% (annualized) for the periods ended 10/31/99, 98 and 97, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
DLJ Winthrop Municipal Money Fund and
DLJ Winthrop U.S. Government Money Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DLJ Winthrop Municipal Money Fund and DLJ Winthrop U.S. Government Money Fund (two of the Funds constituting DLJ Winthrop Opportunity Funds) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DLJ Winthrop Municipal Money Fund and DLJ Winthrop U.S. Government Money Fund at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                               ERNST & YOUNG LLP

New York, New York
December 27, 1999

TRUSTEES
G. Moffett Cochran
Robert E. Fischer
Wilmot H. Kidd, III
Martin Jaffe
John W. Waller, III

OFFICERS
G. Moffett Cochran, Chairman and President
James A. Engle, Vice President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President
Michael A. Snyder, Vice President

INVESTMENT ADVISER
DLJ Investment Management Corp.
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue, New York, NY 10022

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.


[DLJ Logo]
     277 Park Avenue, New York, NY 10172
     800-225-8011

ANNUAL-MONEY99


ANNUAL REPORT

[DLJ Logo]

Leadership through
           Experience

           DLJ Winthrop
           Municipal Money Fund

           DLJ Winthrop
           U.S. Government
           Money Fund


           October 31, 1999



                          STATEMENT OF DIFFERENCES
                          ------------------------

The dagger symbol shall be expressed as .............................. 'D'
The double dagger symbol shall be expressed as ....................... 'DD'